Intangible Assets, Net (Tables)	12 Months Ended
Feb. 28, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Trade name	4,000	4,000	577
Student base and customer relationship	2,200	2,200	317
School cooperation agreements	1,000	1,000	144
Non-compete agreements	440	440	63
Purchased software	442	442	64
License	302	302	44
Total	8,384	8,384	1,209
Less: accumulated amortization	5,119	5,908	852
Intangible assets, net	3,265	2,476	357